Note 5 - Impairment charge - Impairment allocated by CGU (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charge	$ 622,000	$ 622,402
OCTG (USA) [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Assets before impairment		544,000
Impairment charge	225,000	225,000
Assets after impairment		319,000
IPSCO [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Assets before impairment		1,169,000
Impairment charge	357,000	357,000
Assets after impairment		812,000
Coiled Tubing [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Assets before impairment		108,000
Impairment charge	4,000	4,000
Assets after impairment		104,000
Rods USA [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Assets before impairment		73,000
Impairment charge	$ 36,000	36,000
Assets after impairment		$ 37,000